Condensed consolidated statement of comprehensive income - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of comprehensive income [abstract]
Net result	€ 3,304	€ 4,042
Items that will not be reclassified to the statement of profit or loss:
- Unrealised revaluations property in own use	0	(8)
- Remeasurement of the net defined benefit asset/liability	34	(7)
- Change in fair value of equity instruments at fair value through other comprehensive income	25	35
- Changes in fair value related to changes in own credit risk for financial liabilities designated at fair value through profit or loss	(22)	(5)
Items that may subsequently be reclassified to the statement of profit or loss:
- Change in fair value of debt instruments at fair value through other comprehensive income	23	185
- Realised gains/losses on debt instruments at fair value through other comprehensive income reclassified to the statement of profit or loss	(16)	(10)
- Changes in cash flow hedge reserve	(119)	586
- Exchange rate differences	280	(803)
Total other comprehensive income	205	(26)
Total comprehensive income	3,509	4,016
Total comprehensive income attributable to:
Non-controlling interests	89	230
Shareholders of the parent	3,420	3,786
Total comprehensive income	€ 3,509	€ 4,016